Loans and Allowance for Loan Losses (Details 7) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Aging information of past due and non-accrual loans
Current or Less Than 30 Days Past Due	$ 809,338	$ 791,181
30 - 89 Days Past Due	6,559	5,292
90 Days Past Due And Still Accruing	6	54
Non-Accrual	31,081	46,403
Total	846,984	842,930
Commercial, Financial, and Agricultural [Member]
Aging information of past due and non-accrual loans
Current or Less Than 30 Days Past Due	126,884	126,244
30 - 89 Days Past Due	1,821	243
90 Days Past Due And Still Accruing	0	0
Non-Accrual	1,335	2,068
Total	130,040	128,555
Real Estate Construction - Residential [Member]
Aging information of past due and non-accrual loans
Current or Less Than 30 Days Past Due	19,390	29,054
30 - 89 Days Past Due	290	0
90 Days Past Due And Still Accruing	0	0
Non-Accrual	2,497	1,147
Total	22,177	30,201
Real Estate Construction - Commercial [Member]
Aging information of past due and non-accrual loans
Current or Less Than 30 Days Past Due	35,117	39,822
30 - 89 Days Past Due	607	0
90 Days Past Due And Still Accruing	0	8
Non-Accrual	7,762	7,867
Total	43,486	47,697
Real Estate Mortgage - Residential [Member]
Aging information of past due and non-accrual loans
Current or Less Than 30 Days Past Due	213,694	195,779
30 - 89 Days Past Due	2,199	3,513
90 Days Past Due And Still Accruing	0	9
Non-Accrual	5,330	4,153
Total	221,223	203,454
Real Estate Mortgage - Commercial [Member]
Aging information of past due and non-accrual loans
Current or Less Than 30 Days Past Due	390,032	371,000
30 - 89 Days Past Due	1,122	924
90 Days Past Due And Still Accruing	0	36
Non-Accrual	13,938	31,000
Total	405,092	402,960
Installment and Other Consumer [Member]
Aging information of past due and non-accrual loans
Current or Less Than 30 Days Past Due	24,221	29,282
30 - 89 Days Past Due	520	612
90 Days Past Due And Still Accruing	6	1
Non-Accrual	219	168
Total	$ 24,966	$ 30,063